Convertible Note	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Note [Abstract]
CONVERTIBLE NOTE
10.	CONVERTIBLE NOTE

On August 16, 2024, December 2, 2024 and February 14, 2025, the Company executed convertible promissory note purchase agreements (the “Purchase Agreements”) with a third-party investor under which VenHub would issue a series of notes (individually the “Note” and collectively, the “Notes”) as part of a private, unregistered offering.  The Purchase Agreements provided for the following terms for Notes to be issued:

●	Maturity date ending five years from execution of each Note (the “Maturity Date”)

●	Interest is payable semiannually on February 15 and August 15, beginning February 15, 2025 (the “Interest Payment Date”)

●	Interest accrues based on a 360-day year

●	Interest is payable (i) in kind (“PIK Interest”) which is added to the principal amount of each Note and (ii) in cash (“Cash Interest”) on each Interest Payment Date

●	Interest rates for the first year ending August 15, 2025, are 9% for PIK interest and 3% for Cash Interest

●	Interest rates increase each of the following two years beginning August 16 to a maximum of 12% PIK Interest and 6% Cash Interest

●	Unpaid interest and principal are due in cash at the Maturity Date

On August 19, 2024, the Company executed two Notes with one investor each for a combined $1,000,000 in note principal. On December 3, 2024, the Company executed one Note with one investor for $200,000 in note principal. On December 4, 2024, the Company executed three Notes with three investors for a combined $1,483,000 in note principal. On December 6, 2024, the Company executed two Notes with two investors for a combined $667,000 in note principal. On February 14, 2025 the Company executed five notes with five investors for a combined $650,000. All amounts in principal total $4,000,000 and $100,000 of debt issuance costs were expensed ton interest expense due to the election of the fair value option.

The Notes have repayment and conversion features, as described in the following:

1.	Upon execution of a financing or series of financings for gross cash proceeds of at least $25 million, including issuance of Notes (a “Qualified Financing”) prior to a business combination, as defined in the Notes (a “Business Combination”):

Note shall be, at the election of the Holder, (i) converted into a number of shares of Common Stock equal to the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion

Date by (B) six dollars ($6.00) and rounding down to the nearest whole number of shares, (ii) redeemed for cash by the Company at a value equal to 1.2 multiplied by the MOIC (as defined below), or (iii) both converted into shares of Common Stock and redeemed for cash at an aggregate value equal to 1.2 multiplied by the MOIC in such proportion as determined by the Holder.

2.	Upon execution of a Qualified Financing after a Business Combination, but prior to August 19, 2025:

Note shall be, at the election of the Holder, (i) converted into shares of Common Stock at the then applicable Note Conversion Price (defined below), (ii) redeemed for cash by the Company at a value equal to 1.2 multiplied by the MOIC, or (iii) both converted into shares of Common Stock and redeemed for cash at an aggregate value equal to 1.2 multiplied by the MOIC in such proportion as determined by the Holder.

3.	At any time following the consummation of a Business Combination and prior to the Maturity Date:

The Holder of the Note may elect to convert the Note at the then-applicable Note Conversion Price (defined below), subject to the Optional Redemption by the Company (defined below).

Note Conversion Price

(i)	Following the consummation of a Business Combination by the Company and for sixty (60) days thereafter, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) $7.50 and rounding down to the nearest whole number of shares.

(ii)	From the date that is sixty (60) days following the consummation of a Business Combination until the first anniversary of the consummation of the Business Combination, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the trailing 20-day volume weighted average price (“VWAP”) per share of the Common Stock on Nasdaq as of the Conversion Date and (z) 0.8, and rounding down to the nearest whole number of shares.

(iii)	From the first anniversary of the consummation of the Business Combination until the second anniversary of the consummation of the Business Combination, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the 20-day VWAP per share of Common Stock on Nasdaq measured as of the Conversion Date and (z) 0.85 and rounding down to the nearest whole number of shares.

(iv)	From the second anniversary of the consummation of the Business Combination until the Maturity Date, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the 20-day VWAP per share of Common Stock on Nasdaq measured as of the Conversion Date and (z) 0.9, and rounding down to the nearest whole number of shares.

4.	Optional Redemption by the Company:

At any time after August 19, 2026, and prior to the Maturity Date, at the Company’s option upon at least one (1) Business Day’s prior written notice, the Company may redeem for cash all (but not less than all) of the Outstanding Principal Balance on this Note at a price equal to 1.25 multiplied by the MOIC:

MOIC

A multiple of invested capital, to be calculated as follows: (i) the sum of all amounts received in cash by the Holder (including, without limitation, interest paid in cash and PIK Interest) in respect of the Outstanding Principal Balance evidenced by this Note divided by (ii) the Initial Outstanding Principal Balance; for the avoidance of doubt the Outstanding Principal Balance shall be reduced by the amount of any portion of the Note that has been converted.

5.	In the event that the Company does not consummate a Business Combination or Qualified Financing on or before February 19, 2026:

The Company shall redeem all (but not less than all) of the Outstanding Principal Balance on this Note including any accrued and unpaid interest (including PIK Interest), by no later than April 30, 2026.

10.	CONVERTIBLE NOTE

On August 16, 2024 and December 2, 2024, the Company executed convertible promissory note purchase agreements (the “Purchase Agreements”) with a third-party investor VenHub would issue a series of notes (individually the “Note” and collectively, the “Notes”) as part of a private, unregistered offering. The Purchase Agreements provided for the following terms for Notes to be issued:

●	Maturity date ending five years from execution of each Note (the “Maturity Date”)

●	Interest is payable semiannually on February 15 and August 15, beginning February 15, 2025 (the “Interest Payment Date”)

●	Interest accrues based on a 360-day year

●	Interest is payable (i) in kind (“PIK Interest”) which is added to the principal amount of each Note and (ii) in cash (“Cash Interest”) on each Interest Payment Date

●	Interest rates for the first year ending August 15, 2025, are 9% for PIK interest and 3% for Cash Interest

●	Interest rates increase each of the following two years beginning August 16 to a maximum of 12% PIK Interest and 6% Cash Interest

●	Unpaid interest and principal are due in cash at the Maturity Date

On August 19, 2024, the Company executed two Notes with one investor each for a combined $1,000,000 in note principal. On December 3, 2024, the Company executed one Note with one investor for $200,000 in note principal. On December 4, 2024, the Company executed three Notes with three investors for a combined $1,483,000 in note principal. On December 6, 2024, the Company executed two Notes with two investors for a combined $667,000 in note principal. All amounts in principal total $3,350,000 and $100,000 of debt issuance costs were expensed due to the election of the fair value option.

The Notes have repayment and conversion features, as described in the following:

1.	Upon execution of a financing or series of financings for gross cash proceeds of at least $25 million, including issuance of Notes (a “Qualified Financing”) prior to a business combination, as defined in the Notes (a “Business Combination”):

Note shall be, at the election of the Holder, (i) converted into a number of shares of Common Stock equal to the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) six dollars ($6.00) and rounding down to the nearest whole number of shares, (ii) redeemed for cash by the Company at a value equal to 1.2 multiplied by the MOIC, or (iii) both converted into shares of Common Stock and redeemed for cash at an aggregate value equal to 1.2 multiplied by the MOIC in such proportion as determined by the Holder.

2.	Upon execution of a Qualified Financing after a Business Combination, but prior to August 19, 2025:

Note shall be, at the election of the Holder, (i) converted into shares of Common Stock at the then applicable Note Conversion Price (defined below), (ii) redeemed for cash by the Company at a value equal to 1.2 multiplied by the MOIC, or (iii) both converted into shares of Common Stock and redeemed for cash at an aggregate value equal to 1.2 multiplied by the MOIC in such proportion as determined by the Holder.

3.	At any time following the consummation of a Business Combination and prior to the Maturity Date:

The Holder of the Note may elect to convert the Note at the then-applicable Note Conversion Price (defined below), subject to the Optional Redemption by the Company (defined below).

Note Conversion Price

(i)	Following the consummation of a Business Combination by the Company and for sixty (60) days thereafter, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) $7.50 and rounding down to the nearest whole number of shares.

(ii)	From the date that is sixty (60) days following the consummation of a Business Combination until the first anniversary of the consummation of the Business Combination, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the trailing 20-day volume weighted average price (“VWAP”) per share of the Common Stock on Nasdaq as of the Conversion Date and (z) 0.8, and rounding down to the nearest whole number of shares.

(iii)	From the first anniversary of the consummation of the Business Combination until the second anniversary of the consummation of the Business Combination, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the 20-day VWAP per share of Common Stock on Nasdaq measured as of the Conversion Date and (z) 0.85 and rounding down to the nearest whole number of shares.

(iv)	From the second anniversary of the consummation of the Business Combination until the Maturity Date, the quotient obtained by dividing (A) the Outstanding Principal Balance on this Note as of the Conversion Date by (B) the product obtained by multiplying (y) the 20-day VWAP per share of Common Stock on Nasdaq measured as of the Conversion Date and (z) 0.9, and rounding down to the nearest whole number of shares.
4.	Optional Redemption by the Company:

At any time after August 19, 2026, and prior to the Maturity Date, at the Company’s option upon at least one (1) Business Day’s prior written notice, the Company may redeem for cash all (but not less than all) of the Outstanding Principal Balance on this Note at a price equal to 1.25 multiplied by the MOIC (defined below):

MOIC

A multiple of invested capital, to be calculated as follows: (i) the sum of all amounts received in cash by the Holder (including, without limitation, interest paid in cash and PIK Interest) in respect of the Outstanding Principal Balance evidenced by this Note divided by (ii) the Initial Outstanding Principal Balance; for the avoidance of doubt the Outstanding Principal Balance shall be reduced by the amount of any portion of the Note that has been converted.

5.	In the event that the Company does not consummate a Business Combination or Qualified Financing on or before February 19, 2026:

The Company shall redeem all (but not less than all) of the Outstanding Principal Balance on this Note including any accrued and unpaid interest (including PIK Interest), by no later than April 30, 2026.